UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Croft Value Fund
	Schedule of Investments
	January 31, 2016 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 96.43%

Autos & Automotive Products - 3.59%
1,107	AutoZone, Inc. *	$ 849,501
30,648	General Motors Co.	908,407
4,174	Harman International Industries, Inc.	310,504
		2,068,412
Banks, S&L's and Brokers - 2.46%
33,268	Citigroup, Inc.	1,416,551

Basic Materials - 0.77%
60,753	Alcoa, Inc.	442,889

Business Services - 0.67%
3,655	Accenture, Plc. Class A	385,749
Capital Equipment - 3.95%
6,442	Caterpillar, Inc.	400,950
28,541	Flowserve Corp.	1,102,824
8,795	United Technologies Corp.	771,234
		2,275,008
Chemicals - 1.65%
12,217	Lyondell Basell Industries NV	952,559

Consumer Cyclicals - 2.51%
7,404	Newell Rubbermaid, Inc.	287,127
8,617	Whirlpool Corp.	1,158,039
		1,445,166
Consumer Non-Durables - 2.50%
8,738	Diageo, Plc. ADR	940,820
11,197	Unilever NV ADR	497,259
		1,438,079
Containers & Paper - 0.78%
13,121	International Paper Co.	448,869

Energy - 2.54%
25,854	Noble Energy, Inc.	836,894
24,549	SunPower Corp. *	624,527
		1,461,421
Financial Services - 6.85%
38,302	Ally Financial, Inc. *	607,087
14,459	American Express Co.	773,557
26,088	Invesco Ltd.	780,814
7,338	PayPal Holdings, Inc. *	265,195
6,247	PNC Financial Services Group	541,303
12,266	Synchrony Financial *	348,600
8,452	Visa, Inc. Class A	629,589
		3,946,145
Food & Drug Producers - 2.31%
30,846	Mondelez International, Inc.	1,329,463

Forest Products - 5.11%
36,943	Plum Creek Timber Co., Inc.	1,496,561
56,654	Weyerhaeuser Co.	1,450,909
		2,947,470
Healthcare - 3.60%
2,241	Cooper Companies, Inc.	293,907
13,277	Endo Health Solutions, Inc. *	736,475
4,770	Express Scripts Holding Co. *	342,820
2,421	UnitedHealth Group, Inc.	278,802
3,746	Universal Health Services, Class-B	421,949
		2,073,953
Hotels & Gaming - 1.89%
54,252	MGM Resorts International *	1,089,380

Industrial Goods - 0.30%
18,188	Allegheny Technologies, Inc.	170,603

Insurance Agents & Brokers - 0.83%
9,011	Marsh & McLennan Companies, Inc.	480,557

International Oil & Gas - 1.16%
15,044	Total SA ADR	666,750

Life Insurance - 6.77%
40,080	MetLife, Inc.	1,789,572
30,137	Prudential Financial, Inc.	2,112,001
		3,901,573
Media & Entertainment - 5.01%
26,772	Comcast Corp., Class-A	1,491,468
61,882	News Corp. Class A	802,610
21,941	Twenty-First Century Fox, Inc.	591,749
		2,885,827
Motor Vehicle Parts & Accessories - 1.39%
12,317	Delphi Automotive, Plc.	799,866

Multi-Industry - 2.85%
25,645	General Electric Co.	746,270
5,366	Honeywell International, Inc.	553,771
9,935	Tyco International, Inc.	341,665
		1,641,706
Natural Gas - 2.70%
21,426	Kinder Morgan, Inc.	352,458
13,807	National Fuel Gas Co.	625,871
29,850	Williams Companies, Inc.	576,105
		1,554,434
Pharmaceuticals - 9.42%
20,965	Akorn, Inc. *	544,880
14,153	Gilead Sciences, Inc.	1,174,699
12,284	Johnson & Johnson	1,282,941
16,882	Mylan, Inc. *	889,513
2,952	Perrigo Co., Plc.	426,800
36,366	Pfizer, Inc.	1,108,799
		5,427,632
Property & Casualty Insurance - 1.54%
14,628	Allstate Corp.	886,457

Railroads, Line-Haul Operating - 1.54%
12,517	Kansas City Southern	887,205

Retail Stores - 1.86%
10,353	Lowes Companies, Inc.	741,896
37,164	Staples, Inc.	331,503
		1,073,399
Specialty Chemicals - 1.96%
31,586	FMC Corp.	1,128,252

Technology - 12.46%
5,445	Adobe Systems, Inc. *	485,313
2,983	Amazon.com, Inc. *	1,751,021
1,656	Alphabet, Inc. Class-C	1,230,325
11,830	Apple Computer, Inc.	1,151,532
50,035	Micron Technology, Inc. *	551,886
36,475	Microsoft Corp.	2,009,408
		7,179,485
Transportation - 3.14%
23,992	American Airlines Group, Inc.	935,448
6,302	Norfolk Southern Corp.	444,291
18,851	XPO Logistics, Inc. *	430,745
		1,810,484
Utilities - 1.60%
39,833	Telephone & Data Systems, Inc.	923,727

Wholesale-Durable Goods - 0.75%
16,405	HD Supply Holdings, Inc. *	430,959

Total Common Stock (Cost $46,504,110) - 96.43%		$ 55,570,030

REAL ESTATE INVESTMENT TRUSTS - 1.43%
8,757	American Tower Corp. Class-A	826,135

Real Estate Investment Trusts (Cost $671,701) - 1.43%		$ 826,135

SHORT TERM INVESTMENTS - 0.84%
486,032	Invesco Short Term Investment 0.02% (Cost $486,032) **	$ 486,032

Total Investments (Cost $47,661,844) *** - 98.71%		$ 56,882,197

Other Assets Less Liabilities - 1.29%		743,652

Net Assets - 100.00%		$ 57,625,849

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2016.

*** At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $47,661,844 amounted to $9,220,354, which consisted of aggregate gross unrealized appreciation of $12,655,429 and aggregate gross unrealized depreciation of $3,435,075.

NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $47,661,844 amounted to $9,220,354, which consisted of aggregate gross unrealized appreciation of $12,655,429 and aggregate gross unrealized depreciation of $3,435,075.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2016:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$55,570,030	$0	$0	$55,570,030
Real Estate Investment Trusts	$826,135	$0	$0	$826,135
Cash Equivalents	$486,032	$0	$0	$486,032
Total	$56,882,197	$0	$0	$56,882,197

	Croft Income Fund
	Schedule of Investments
	January 31, 2016 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 48.78%

Agriculture - 0.69%
80,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	$ 86,427

Building Materials & Housing - 1.48%
180,000	Lennar Corp., 4.75%, 12/15/17	184,500

Business Services - 1.26%
145,000	United Parcel Services, 5.5%, 1/15/18	157,566

Capital Goods - 2.25%
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	167,869
105,000	United Technologies Corp., 5.375%, 12/15/17	112,863
		280,732
Chemicals - 3.49%
105,000	Celanese US Holdings LLC, 5.875%, 6/15/21	111,300
150,000	DuPont EI De Nemours, 6.00% 7/15/18	163,845
155,000	Petrologistics LP, 6.25%, 4/1/20	160,512
		435,657
Construction - 1.10%
195,000	Layne Christensen Co., 4.25%, 11/15/18	137,963

Containers & Paper - 1.24%
150,000	Crown Americas LLS, 6.25%, 2/1/21	155,063

Energy - 3.59%
100,000	Conocophillips Corp., 5.20%, 5/15/18	103,151
150,000	Consol Energy, Inc., 8.25%, 4/1/20	102,000
160,000	Occidental Petroleum Corp., 7.75%, 2/15/17	159,741
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	83,650
		448,542
Energy Services - 1.57%
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	112,357
140,000	Hornbeck Offshore Services, 5.875%, 4/1/20	84,000
		196,357
Financial Services - 8.79%
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	75,610
150,000	Capital One Financial Corp., 2.45%, 4/24/19	150,210
225,000	Charles Schwab Corp., 4.45%, 7/22/20	247,758
165,000	Deere Capital Corp., 2.00%, 1/13/17	166,605
225,000	Franklin Resources, Inc., 4.625%, 5/20/20	247,010
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	61,021
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	150,332
		1,098,546
Gas & Gas Transmission - 0.72%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	89,664

Industrial Goods - 2.51%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	92,777
206,000	General Electric Co., 5.25%, 12/6/17	220,913
		313,690
Media & Entertainment - 4.07%
165,000	21st Century Fox America, 7.75%, 2/1/24	205,497
186,000	Liberty Media, Corp., 8.25%, 2/1/30	184,140
110,000	Washington Post Co., 7.25%, 2/1/19	118,667
		508,304
Metal & Mining - 1.48%
100,000	Nucor Corp., 5.75%, 12/1/17	105,627
125,000	U.S. Steel Corp., 7.00%, 2/1/18	78,750
		184,377
Micellaneous Consumer Goods & Services - 0.82%
100,000	Pactiv, LLC, 8.125%, 6/15/17	103,000

Retail Stores - 1.86%
70,000	Auto Zone, Inc., 6.95%, 6/15/16	71,496
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	160,455
		231,951
Technology - 4.75%
200,000	Amazon.com, Inc., 2.50%, 11/29/22	197,080
40,000	Arrow Electronics, Inc., 6.875%, 6/1/18	43,662
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	145,444
100,000	IBM Corp., 5.70%, 9/14/17	107,141
100,000	Texas Instruments, Inc., 2.375, 5/16/16	100,508
		593,835
Telecommunications - 1.81%
225,000	Qualcomm, Inc., 3.00%, 5/20/22	226,306

Textiles & Apparel Manufacuring - 1.49%
180,000	Hanesbrands, Inc., 6.375%, 12/15/20	186,772

Transportation - 2.73%
105,000	American Airlines Group, Inc., 6.125%, 6/1/18	107,363
150,000	Hertz Corp., 6.75%, 4/15/19	150,000
105,000	Triumph Group, Inc., 4.875%, 4/1/21	83,475
		340,838
Utilities - 1.08%
150,000	National Fuel Gas Co., 5.20%, 7/15/25	135,293

Total Corporate Bonds (Cost $6,118,180) - 48.78%		$ 6,095,383

PREFERRED STOCKS - 1.33%
3,000	CHS, Inc. 7.875%, 12/31/49	$ 85,050
3,000	CHS, Inc. 7.50%, 12/31/49	80,670

Total Preferred Stocks (Cost $150,000) - 1.33%		$ 165,720

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 33.84%
750,000	U.S. Treasury Notes, 0.375%, 1/31/16	$ 750,000
750,000	U.S. Treasury Notes, 0.375%, 5/31/16	749,788
750,000	U.S. Treasury Notes, 0.75%, 1/15/17	750,791
750,000	U.S. Treasury Notes, 0.875%, 6/15/17	751,641
300,000	U.S. Treasury Notes, 1.625%, 8/31/19	305,344
300,000	U.S. Treasury Notes, 1.875%, 10/31/17	305,601
300,000	U.S. Treasury Notes, 2.75%, 2/28/18	311,754
300,000	U.S. Treasury Notes, 3.25%, 7/31/16	304,069

Total U.S. Government Agencies & Obligations (Cost $4,237,283) - 33.84%		$ 4,228,988

SHORT TERM INVESTMENTS - 15.48%
1,934,573	Invesco Short Term Investment 0.02% (Cost $1,934,573) **	$ 1,934,573

Total Investments (Cost $12,440,036) *** - 99.43%		$ 12,424,664

Other Assets less Liablities - 0.57%		70,756

Net Assets - 100.00%		$ 12,495,420

(a) Categorized as Level 2 of the fair value hierarchy.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2016.

*** At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,440,036 amounted to $64,440, which consisted of aggregate gross unrealized appreciation of $242,318 and aggregate gross unrealized depreciation of $306,758.

NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,440,036 amounted to $64,440, which consisted of aggregate gross unrealized appreciation of $242,318 and aggregate gross unrealized depreciation of $306,758.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$0	$6,095,383	$0	$6,095,383
Convertible Bonds	$0	$165,720	$0	$165,720
U.S. Obligations	$0	$4,228,988	$0	$4,228,988
Cash Equivalents	$1,934,573	$0	$0	$1,934,573
Total	$1,934,573	$10,490,091	$0	$12,424,664

	Croft Focus Fund
	Schedule of Investments
	January 31, 2016 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 95.21%

Autos & Automotive Products - 2.85%
3,000	Harman International Industries, Inc.	$ 223,170

Basic Materials - 2.69%
28,888	Alcoa, Inc.	210,594

Capital Equipment - 4.01%
8,119	Flowserve Corp.	313,718

Consumer Cyclicals - 4.43%
2,575	Whirlpool Corp.	346,054

Consumer Non-Durables - 4.87%
3,533	Diageo, Plc. ADR	380,398

Financial Services - 3.25%
8,935	Synchrony Financial *	253,933

Forester Products - 3.10%
9,452	Weyerhaeuser Co.	242,066

Hotels & Gaming - 4.51%
17,562	MGM Resorts International *	352,645

Life Insurance - 5.01%
5,584	Prudential Financial, Inc.	391,327

Media & Entertainment - 3.86%
23,276	News Corp. Class-A	301,890

Motor Vehicle Parts & Accessories - 3.10%
3,732	Delphi Automotive, Plc.	242,356

Natural Gas - 7.59%
6,000	Devon Energy Corp.	167,400
17,587	Kinder Morgan, Inc.	289,306
7,100	Williams Companies, Inc.	137,030
		593,736
Pharmaceuticals - 11.72%
10,656	Akorn, Inc. *	276,949
6,213	Endo Health Solutions, Inc. *	344,635
3,550	Gilead Sciences, Inc.	294,650
		916,234
Railroads, Line-Haul Operating - 4.60%
5,070	Kansas City Southern	359,362

Technology - 12.71%
340	Alphabet, Inc. Class-C	252,603
4,581	Apple Computer, Inc.	445,915
26,801	Micron Technology, Inc. *	295,615
		994,133
Transportation - 8.27%
9,253	American Airlines Group, Inc.	360,775
12,512	XPO Logistics, Inc. *	285,899
		646,674
Utilities - 4.67%
15,760	Telephone & Data Systems, Inc.	365,474

Wholesale-Durable Goods - 3.96%
11,798	HD Supply Holdings, Inc. *	309,933

Total Common Stock (Cost $8,706,012) - 95.21%		$ 7,443,697

SHORT TERM INVESTMENTS - 4.75%
371,379	Invesco Short Term Investment 0.02% (Cost $371,379) **	$ 371,379

Total Investments (Cost $9,077,392) *** - 99.95%		$ 7,815,076

Other Assets Less Liablities - 0.05%		3,521

Net Assets - 100.00%		$ 7,818,597

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2016.

*** At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,077,392 amounted to $1,262,316, which consisted of aggregate gross unrealized appreciation of $103,685 and aggregate gross unrealized depreciation of $1,366,001.

NOTES TO FINANCIAL STATEMENTS
Croft Focus Fund
1. SECURITY TRANSACTIONS

At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,077,392 amounted to $1,262,316, which consisted of aggregate gross unrealized appreciation of $103,685 and aggregate gross unrealized depreciation of $1,366,001.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Focus Fund’s assets measured at fair value as of January 31, 2016:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,443,697	$0	$0	$7,443,697
Cash Equivalents	$371,379	$0	$0	$371,379
Total	$7,815,076	$0	$0	$7,815,076

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  June 1, 2016

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  June 1, 2016

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  June 1, 2016